SCHEDULE OF BASIC AND DILUTED LOSS PER ORDINARY SHARE (Details) (Parenthetical) - Agrico Acquisition Corp [Member] - shares		3 Months Ended
	Apr. 09, 2021	Mar. 31, 2022
Shares subject to forfeiture		468,750
Founder shares	1,406,250
Number of founder shares outstanding	5,000,000
Founder of shares outstanding	3,593,750